FINANCING RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2019
FINANCING RECEIVABLE
Schedule of financing receivable

	As of December 31,
	2018	2019
financing receivable
Used car financing	$9,846	$8,445
Financing for installment sales	1,654	1,576
Other financing	1,243	1,146
Less allowance for financing receivable	(9,257)	(11,167)
Financing receivable, net	$3,486	$—

Schedule of nonaccrual financing receivable

	As of December 31,
	2018	2019

Used car financing	$9,838	$8,445
Financing for installment sales	1,654	1,576
Other financing	1,243	1,146
	$12,735	$11,167

Schedule of aging of financing receivable

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	Current	receivable
Used car financing	$—	$8,445	$8,445	$—	$8,445
Financing for installment sales		1,576	1,576	—	1,576
Other financing	—	1,146	1,146	—	1,146
	$—	$11,167	$11,167	$—	$11,167

	0 – 90 days	over 90 days			total
	past-due	past-due	total		financing
	aging	aging	past due	Current	receivable
Used car financing	$—	$9,838	$9,838	$8	$9,846
Financing for installment sales		1,654	1,654		1,654
Other financing	—	1,243	1,243	—	1,243
	$—	$12,735	$12,735	$8	$12,743

Schedule of movement of allowance for financing receivable

	Years ended December 31,
	2017	2018	2019

Balance at beginning of year	$15,114	$7,023	$9,257
Charge to cost of revenues	12,745	10,802	2,017
Write off of financing receivable	(22,178)	(7,786)	—
Exchange difference	1,342	(782)	(107)

Balance at end of year	$7,023	$9,257	$11,167